Computation of Earnings (Loss) Per Common Share Attributable to Unisys Corporation (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings (loss) per common share computation
Net income (loss) attributable to Unisys Corporation common stockholders	$ (109.9)	$ 44.0	$ 92.3
Weighted average shares	49,905	49,280	43,899
Basic earnings (loss) per common share	$ (2.20)	$ 0.89	$ 2.10
Diluted earnings (loss) per common share computation
Net income (loss) attributable to Unisys Corporation for diluted earnings per share	$ (109.9)	$ 44.0	$ 92.3
Weighted average shares	49,905	49,280	43,899
Plus incremental shares from assumed conversions of employee stock plans		304	448
Adjusted weighted average shares	49,905	49,584	44,347
Diluted earnings (loss) per common share	$ (2.20)	$ 0.89	$ 2.08